Financial risk management, objectives and policies, ABN AMRO Credit Facility (Details) $ in Thousands		1 Months Ended
	Jan. 31, 2023 USD ($)	Apr. 30, 2018 USD ($) Borrower Carrier Newbuilding	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Credit Facility [Abstract]
Borrowings			$ 428,726	$ 396,696
ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 306,800	$ 484,000
Number of borrowers | Borrower		2
Number of VLCCs financed | Carrier		11
Number of newbuildings financed | Newbuilding		2
Drawdown	$ 90,100
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.40%